As filed with the Securities and Exchange Commission on January 25, 2000.
                                                             File No. 333-69429
                                                                      811-07622
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                   [ ]
         Post-Effective Amendment No.  1               [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  36                             [X]
                      ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                           Marta A. Czekajewski, Esq.
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__ on January 31, 2000 pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____ on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(A)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(A)

         N-4 Item No.                                Prospectus Heading
         --------------------------------------------------------------
   1.    Cover Page                                  Hartford Life and Annunity
                                                     Insurance Company-Putnam
                                                     Capital Manager Trust
                                                     Separate Account Two

   2.    Definitions                                 Glossary of Special Terms

   3.    Synopsis or Highlights                      Summary

   4.    Condensed Financial                         Yield Information
         Information

   5.    General Description of                      Hartford Life and Annunity
         Registrant                                  Insurance Company, The
                                                     Separate Account, The Fixed
                                                     Accounts, and The Funds

   6.    Deductions                                  Contract Charges

   7.    General Description of                      The Contract, The Separate
         Annuity Contracts                           Account, The Fixed Accounts, and
                                                     Surrenders

   8.    Annuity Period                              Settlement Provisions

   9.    Death Benefit                               Death Benefits

   10.   Purchases and Contract Value                The Contract, and
                                                     Contract Value

   11.   Redemptions                                 Surrenders

   12.   Taxes                                       Federal Tax Considerations

   13.   Legal Proceedings                           Legal Matters and Experts

   14.   Table of Contents of the                    Table of Contents to
         Statement of Additional                     Statement of Additional
         Information                                 Information

   15.   Cover Page                                  Part B; Statement of Additional
                                                     Information

   16.   Table of Contents                           Table of Contents

   17.   General Information and History             Summary

   18.   Services                                    None

   19.   Purchase of Securities                      Distribution of Contracts
         being Offered

   20.   Underwriters                                Distribution of Contracts

   21.   Calculation of Performance Data             Calculation of Yield and Return

   22.   Annuity Payments                            Settlement Provisions

   23.   Financial Statements                        Financial Statements

   24.   Financial Statements and                    Financial Statements and
         Exhibits                                    Exhibits

   25.   Directors and Officers of the               Directors and Officers of the
         Depositor                                   Depositor

   26.   Persons Controlled by or Under              Persons Controlled by or Under
         Common Control with the                     Common Control with the
         Depositor or Registrant                     Depositor or Registrant

   27.   Number of Contract Owners                   Number of Contract Owners

   28.   Indemnification                             Indemnification

   29.   Principal Underwriters                      Principal Underwriters

   30.   Location of Accounts                        Location of Accounts and Records Records

   31.   Management Services                         Management Services

   32.   Undertakings                                Undertakings

                                  PARTS A AND B
The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 1, by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69429), as filed on April 12, 1999 and declared effective on May 3, 1999.

A Supplement to the Prospectus, dated January 31, 2000 is included in Part A of this Post-Effective Amendment.

                         PUTNAM HARTFORD CAPITAL MANAGER
                                VARIABLE ANNUITY
                                    SERIES VI
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

      SUPPLEMENT DATED JANUARY 31, 2000 TO THE PROSPECTUS DATED MAY 3, 1999

The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of the Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of the Putnam VT Growth Opportunities Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 MANAGEMENT          OTHER           TOTAL FUND
                                                                               FEES INCLUDING      EXPENSES          OPERATING
                                                                                  WAIVERS                        EXPENSES INCLUDING
                                                                                                                      WAIVERS
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1)                                      0.410%           0.490%             0.900%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                                 0.800%           0.320%             1.120%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                                  0.670%           0.110%             0.780%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                                             0.650%           0.130%             0.780%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                                       0.600%           0.120%             0.720%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                                   0.460%           0.040%             0.500%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                                                0.700%           0.200%             0.900%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)(2)                                              0.560%           0.340%             0.900%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                                          0.640%           0.070%             0.710%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                                              0.600%           0.070%             0.670%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                                0.800%           0.270%             1.070%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                                     0.800%           0.190%             0.990%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (1)                                 1.180%           0.420%             1.600%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)(2)                                                    0.520%           0.330%             0.850%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                                        0.450%           0.080%             0.530%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                                   0.560%           0.050%             0.610%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                                           0.700%           0.110%             0.810%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)(2)                                        0.560%           0.340%             0.900%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (1)(2)                                                     0.37%            0.480%             0.850%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (2)                                                 0.800%           0.590%             1.390%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston (1)(2)                                  0.490%           0.360%             0.850%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                                         0.650%           0.070%             0.720%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                               0.650%           0.120%             0.770%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                                             0.540%           0.040%             0.580%
-----------------------------------------------------------------------------------------------------------------------------------

     (1) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

----------------------------------------------------------------------------------------
                                                                            TOTAL FUND
                                               MANAGEMENT   OTHER EXPENSES   OPERATING
                                                  FEES                       EXPENSES
----------------------------------------------------------------------------------------
Putnam VT American Government Income Fund        0.650%         0.490%        1.140%
----------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                   0.700%         0.340%        1.040%
----------------------------------------------------------------------------------------
Putnam VT International New Opportunities        1.200%         0.420%        1.620%
   Fund
----------------------------------------------------------------------------------------
Putnam VT Investors Fund                         0.650%         0.330%        0.980%
----------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund             0.700%         0.340%        1.040%
----------------------------------------------------------------------------------------
Putnam VT Research Fund                          0.650%         0.480%        1.130%
----------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston       0.650%         0.360%        1.010%
----------------------------------------------------------------------------------------

(2) Based on estimated expenses for the first fiscal year.

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
                 If you surrender your Contract at the  If you annuitize your Contract at   If you do not surrender your Contract,
                 end of the applicable time period you  the end of the applicable time      you would pay the following expenses on
                 would pay the following expenses on a  period you would pay the following  a $1,000 investment, assuming a 5%
                  $1,000 investment, assuming a 5%      expenses on a $1,000 investment,           annual return on assets:
                      annual return on assets:          assuming a 5% annual return on
                                                                    assets:
-----------------------------------------------------------------------------------------------------------------------------------
Sub-Account        1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years  1 year  3 years   5 years  10 years
-----------------------------------------------------------------------------------------------------------------------------------
Putnam American
Government Income  $ 89    $133      N/A      N/A      $ 25    $ 78      N/A     N/A      $ 26    $ 79       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
Opportunities      $ 89    $133      N/A      N/A      $ 25    $ 78      N/A     N/A      $ 26    $ 79       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is not selected:

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
                 If you surrender your Contract at the  If you annuitize your Contract at   If you do not surrender your Contract,
                 end of the applicable time period you  the end of the applicable time      you would pay the following expenses on
                 would pay the following expenses on a  period you would pay the following  a $1,000 investment, assuming a 5%
                  $1,000 investment, assuming a 5%      expenses on a $1,000 investment,           annual return on assets:
                      annual return on assets:          assuming a 5% annual return on
                                                                    assets:
-----------------------------------------------------------------------------------------------------------------------------------
Sub-Account        1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years  1 year  3 years   5 years  10 years
-----------------------------------------------------------------------------------------------------------------------------------
Putnam American
Government Income  $ 87    $128      N/A      N/A      $ 24    $ 74      N/A      N/A      $ 24    $ 74       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
Opportunities      $ 87    $128      N/A      N/A      $ 24    $ 74      N/A      N/A      $ 24    $ 74       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "The Funds and The Investment Adviser"
section in alphabetical order:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT GROWTH OPPORTUNITIES FUND - Seeks capital appreciation.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a) All financial statements are included in Part A and Part B of the Registration Statement.

          (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

              (2) Not applicable.

              (3) (a) Principal Underwriter Agreement.(2)

              (3) (b) Form of Dealer Agreement.(2)

              (4) Form of Individual Flexible Premium Variable Annuity
                  Contract.(4)

              (5) Form of Application.(4)

              (6) (a) Certificate of Incorporation of Hartford.(3)

              (6) (b) Bylaws of Hartford.(1)

              (7) Not applicable.

              (8) Form of the participation agreement.(3)

              (9) Opinion and Consent of Lynda Godkin, Senior Vice President,
                  General Counsel and Corporate Secretary.
----------------------------------

        (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

        (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated April 29, 1996.

        (3) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

        (4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69429, filed on December 22, 1999.

             (10) Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

             (11) No financial statements are omitted.

             (12) Not applicable.

             (13) Not applicable.

             (14) Not applicable.

             (15) Copy of Power of Attorney.

             (16) Organizational Chart.

Item 25.   Directors and Officers of the Depositor

--------------------------------------------------------------------------------------------------------------------
NAME,                                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------------------------
Wendell J. Bossen                             Vice President
--------------------------------------------------------------------------------------------------------------------
Gregory A. Boyko                              Senior Vice President, Director*
--------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------------------------------------------
David T. Foy                                  Senior Vice President & Treasurer
--------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
--------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                              Vice President
--------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                               Executive Vice President, Director*
--------------------------------------------------------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                              President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President, Director*
--------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of November 30, 1999, there were 205,905 Contract Owners.

Item 28. Indemnification

         Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. ss. 33-771(a). Additionally, pursuant to Conn. Gen. Stat. ss. 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five

         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company - Separate Account One
         Alpine Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
         Royal Life Insurance Company - Separate Account Two

         (b) Directors and Officers of HSD

                  Name and Principal                 Positions and Offices
                   Business Address                     With Underwriter
                  ------------------                 ---------------------
                  Lowndes A. Smith                   President and Chief Executive Officer, Director
                  Thomas M. Marra                    Executive Vice President, Director
                  Robert A. Kerzner                  Executive Vice President
                  Lynda Godkin                       Senior Vice President, General Counsel and
                                                       Corporate Secretary, Director
                  Peter W. Cummins                   Senior Vice President
                  David T. Foy                       Treasurer
                  George R. Jay                      Controller

         Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

           The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 25th day of January, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
          (Registrant)

By:  Thomas M. Marra                             *By:  /s/ Marta A. Czekajewski
     ------------------------------------------       -------------------------
     Thomas M. Marra, Executive Vice President*        Marta A. Czekajewski
                                                       Attorney-in-Fact
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By: Thomas M. Marra
     ------------------------------------------
     Thomas M. Marra, Executive Vice President*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
      Director *
Lynda Godkin, Senior Vice President,
   General Counsel, and Corporate Secretary,     *By:  /s/ Marta A. Czekajewski
   Director *                                          ------------------------
Thomas M. Marra, Executive Vice                        Marta A. Czekajewski
   President, Director*                                Attorney-in-Fact
Lowndes A. Smith, President and
   Chief Executive Officer, Director *                 Dated: January 25, 2000
David M. Znamierowski, Senior Vice President,
   Director*

                                  EXHIBIT INDEX

 (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Power of Attorney.

(16) Organizational Chart.